PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following is a summary of premises and equipment at December 31, 2012 and 2011:
	2012	2011
	(dollars in thousands)
Land	$3,105	$3,105
Buildings	9,068	9,104
Furniture and equipment	3,592	3,424
Leasehold improvements	29	29
Construction in progress	—	19
	15,794	15,681
Less accumulated depreciation	4,855	4,438
Total	$10,939	$11,243

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has operating leases for its corporate offices and branches that expire at various times through 2027. Future minimum lease payments under the leases for years subsequent to December 31, 2012 are as follows (dollars in thousands):
2013	$122
2014	112
2015	109
2016	109
2017	109
Years thereafter	1,090
$1,651